5. Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management Tables Abstract
Balances in foreign currency
	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.18	Total 12.31.17

ASSETS
NON-CURRENT ASSETS
Other receivables	USD	20,416	37.500	765,600	-
TOTAL NON-CURRENT ASSETS		20,416		765,600	-
CURRENT ASSETS
Other receivables	USD	3,989	37.500	149,588	-
Financial assets at fair value through profit or loss	USD	87,621	37.500	3,285,788	1,829,881
Cash and cash equivalents	USD	250	37.500	9,375	6,519
	EUR	-	42.840	-	394
TOTAL CURRENT ASSETS		91,860		3,444,751	1,836,794
TOTAL ASSETS		112,276		4,210,351	1,836,794

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	190,782	37.700	7,192,467	6,189,294
TOTAL NON-CURRENT LIABILITIES		190,782		7,192,467	6,189,294
CURRENT LIABILITIES
Trade payables	USD	17,519	37.700	660,459	386,504
	EUR	93	43.163	4,014	9,248
	CHF	5	38.312	-	15,454
	NOK	68	4.346	296	230
Borrowings	USD	28,580	37.700	1,077,453	105,139
TOTAL CURRENT LIABILITIES		46,265		1,742,222	516,575
TOTAL LIABILITIES		237,047		8,934,689	6,705,869

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2018 for US Dollars (USD), Euros (EUR), Swiss Francs (CHF) and Norwegian Krones (NOK).

Exposure to currency risk
	12.31.18	12.31.17
Net position Assets/(Liabilities)
US dollar	(4,720,028)	(4,844,537)
Euro	(4,014)	(8,854)
Norwegian krone	(296)	(230)
Swiss franc	-	(15,454)
Total	(4,724,338)	(4,869,075)

Decrease in results of operations
	12.31.18	12.31.17
Net position Assets/(Liabilities)
US dollar	(472,003)	(484,454)
Euro	(401)	(886)
Norwegian krone	(30)	(24)
Swiss franc	-	(1,546)
Decrease in the results of operations for the year	(472,434)	(486,910)

Loans according to rate and currency

The table below shows the breakdown of the Company’s loans according to interest rate and the currency in which they are denominated:

	12.31.18	12.31.17
Fixed rate:
US dollar	6,359,986	4,904,361
Subtotal loans at fixed rates	6,359,986	4,904,361
Floating rate:
US dollar	1,909,934	1,390,072
Subtotal loans at floating rates	1,909,934	1,390,072
Total loans	8,269,920	6,294,433

Based on the simulations performed, a 1% increase in floating interest rates, with all the other variables remaining constant, would give rise to the following decrease in the profit for the year:

	12.31.18	12.31.17
Floating rate:
US dollar	(4,241)	(3,098)
Decrease in the results of operations for the year	(4,241)	(3,098)

Based on the simulations performed, a 1% decrease in floating interest rates, with all the other variables remaining constant, would give rise to the following increase in the profit for the year:

	12.31.18	12.31.17
Floating rate:
US dollar	4,241	3,098
Increase in the results of operations for the year	4,241	3,098

Analysis of non-derivative financial liabilities
	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
As of December 31, 2018
Trade and other payables	12,407,373	9,082,933	2,760,794	82,491	99,953	-	24,433,544
Borrowings	-	-	684,469	684,469	7,676,569	-	9,045,507
Total	12,407,373	9,082,933	3,445,263	766,960	7,776,522	-	33,479,051

As of December 31, 2017
Trade and other payables	8,950,249	5,877,338	8,195,465	135,840	179,584	-	23,338,476
Borrowings	-	-	499,945	499,945	6,107,012	-	7,106,902
Total	8,950,249	5,877,338	8,695,410	635,785	6,286,596	-	30,445,378

Gearing ratios
	12.31.18	12.31.17
Total liabilities	46,023,206	43,088,208
Less: cash and cash equivalents	(3,409,158)	(4,400,357)
Net debt	42,614,048	38,687,851
Total Equity	30,968,972	27,793,719
Total capital attributable to owners	73,583,020	66,481,570
Gearing ratio	57.91%	58.19%

Financial assets measured at fair value
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

At December 31, 2018
Assets
Financial assets at fair value through profit or loss:
Government bonds	3,285,799	-	-	3,285,799
Money market funds	95,751	-	-	95,751
Total assets	3,381,550	-	-	3,381,550

Liabilities
Derivative financial instruments	-	1,035	-	1,035
Total liabilities	-	1,035	-	1,035

At December 31, 2017
Assets
Financial assets at fair value through profit or loss:
Government bonds	1,829,888	-	-	1,829,888
Money market funds	2,448,120	-	-	2,448,120
Total assets	4,278,008	-	-	4,278,008

Liabilities
Derivative financial instruments	-	291	-	291
Total liabilities	-	291	-	291